Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Trade receivables, net of allowance for doubtful accounts	$ 3	$ 1,439
Redeemable convertible preferred shares, par value	$ 0.01
Redeemable convertible preferred shares, shares authorized	1,000,000
Redeemable convertible preferred shares, shares issued	359,826
Redeemable convertible preferred shares, shares outstanding	359,826
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	30,607,672	29,153,672
Common stock, shares outstanding	30,607,672	29,153,672